Borrowings - Summary of Details of Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 52,433,193	₩ 50,675,884
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 4,618,026	2,520,472
Annual interest rate	1.50%
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,409,409	2,500,160
SEMAS and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	3.50%
Shinhan Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 1,267,487	1,764,900
Shinhan Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.20%
Shinhan Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.76%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 3,014,113	2,780,823
Korea Securities Finance Corporation and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.98%
Korea Securities Finance Corporation and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.59%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 22,294,928	22,645,638
The Korea Development Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	8.83%
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 33,603,963	32,211,993
Woori Bank And Others [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	15,155	38,191
Citicorp International Ltd. And others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 15,914,710	15,437,388
Citicorp International Ltd. And others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	1.97%
Citicorp International Ltd. And others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	9.15%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 6,027	24,662
The Export-Import Bank of Korea and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.00%
The Export-Import Bank of Korea and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.26%
DBS Bank And Others [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,893,338	2,963,650
DBS Bank And Others [Member] | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
DBS Bank And Others [Member] | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	8.33%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 18,829,230	₩ 18,463,891